Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Premises and Equipment
Summary of the cost and accumulated depreciation of premises and equipment

	2024	2023
Land and land improvements	$900,490	$738,829
Buildings	3,937,675	1,990,618
Leasehold improvements	444,239	433,395
Furniture, fixtures, and equipment	1,559,338	1,421,341
Vehicles	27,658	27,658
Right-of-use-assets	529,366	591,982
	7,398,766	5,203,823
Less accumulated depreciation	(3,313,014)	(3,075,431)
	$4,085,752	$2,128,392